Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
NON-CURRENT ASSETS
Goodwill	$ 123,841	$ 48,530
Intangible assets	86,360	37,971
Property, plant and equipment	12,309	4,556
Other receivables and restricted cash	2,927	4,686
Deferred tax asset	29,290	19,271
Marketable securities		22,864
Non-Current Assets	254,727	137,878
CURRENT ASSETS
Trade receivables	84,793	41,470
Other receivables and restricted cash	42,615	3,433
Cash and cash equivalents	37,331	19,338
Current portion		33,002
Current Assets	164,739	97,243
TOTAL ASSETS	419,466	235,121
NON-CURRENT LIABILITIES
Deferred tax liability	(4,412)	(3,863)
Other payables	(4,095)	(2,228)
Borrowings	(9,461)
Provisions	(628)	(1,502)
Non-Current Liabilities	(18,596)	(7,593)
CURRENT LIABILITIES
Trade and other payables	(84,627)	(43,386)
Term loan	(35,000)
Provisions	(558)	(907)
Current Liabilities	(120,185)	(44,293)
TOTAL LIABILITIES	(138,781)	(51,886)
NET ASSETS	280,685	183,235
SHAREHOLDERS’ EQUITY
Share capital	12,641	8,667
Share premium account	103,856	168,159
Shares to be issued	2,093	24
Share-based compensation reserve	31,736	28,605
Currency translation reserve	30,725	(8,591)
Merger reserve	49,277	107,820
Accumulated other comprehensive (loss)/income		(8)
Retained earnings / (Accumulated deficit)	50,357	(121,441)
TOTAL EQUITY	$ 280,685	$ 183,235